CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (69,068)	$ (89,532)	$ (28,695)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	(4,549)	404	3,598
Other comprehensive income (loss)	(4,549)	404	3,598
Comprehensive (loss) income	(73,617)	(89,128)	(25,097)
Less: Comprehensive loss attributable to noncontrolling interest	(23,279)	(2,466)	(76)
Comprehensive loss attributable to Kaixin Auto Holdings' shareholders	$ (50,338)	$ (86,662)	$ (25,021)